Organization and Principal Activities	12 Months Ended
Dec. 31, 2017
Organization and Principal Activities

1. Organization and Principal Activities

Noah Holdings Limited (“Company”) was incorporated on June 29, 2007 in the Cayman Islands by six individuals (the “Founders”). The Company, through its subsidiaries and consolidated variable interest entities (“VIEs”) (collectively, the “Group”), is a leading wealth and asset management service provider with a focus on global wealth investment and asset allocation services for the high net worth population in the People’s Republic of China (“PRC”). The Group began offering services in 2005 through Shanghai Noah Investment Management Co., Ltd. (“Noah Investment”), a consolidated variable interest entity, founded in the PRC in August 2005.

The Company’s significant subsidiaries as of December 31, 2017 include the following:

	Date of Incorporation	Place of Incorporation	Percentage of Ownership
Shanghai Noah Investment (Group) Co., Ltd (formerly known as Shanghai Noah Rongyao Investment Consulting Co., Ltd)	August 24, 2007	PRC	100%
Noah Upright (Shanghai) Fund Investment Consulting Co., Ltd.	September 29, 2007	PRC	100%
Shanghai Noah Financial Services Corp.	April 18, 2008	PRC	100%
Noah Insurance (Hong Kong) Limited	January 3, 2011	Hong Kong	100%
Kunshan Noah Xingguang Investment Management Co., Ltd.	August 12, 2011	PRC	100%
Noah Holdings (Hong Kong) Limited	September 1, 2011	Hong Kong	100%
Shanghai Rongyao Information Technology Co., Ltd.	March 2, 2012	PRC	100%
Zigong Noah Financial Service Co., Ltd.	October 22, 2012	PRC	100%
Noah Rongyitong (Wuhu) Microfinance Co., Ltd.	August 13, 2013	PRC	100%
Shanghai Noah Yijie Finance Technology Co., Ltd	March 17, 2014	PRC	54.93%
Noah Commercial Factoring Co., Ltd.	April 1, 2014	PRC	95%
Noah (Shanghai) Financial Leasing Co., Ltd	December 20, 2014	PRC	100%
Noah International (Hong Kong) Limited	January 7, 2015	Hong Kong	100%
Kunshan Noah Rongyao Investment Management Co., Ltd.	December 2, 2015	PRC	100%
Shanghai Noah Chuangying Enterprise Management Co., Ltd.	December 14, 2015	PRC	100%
Gopher International Investment Management (Shanghai) Limited	November 14, 2016	PRC	100%

Noah Investment’s significant subsidiaries as of December 31, 2017 include the following:

	Date of Incorporation	Place of Incorporation	Percentage of Ownership
Shanghai Noah Investment Management Co., Ltd.	August 26, 2005	PRC	100%
Gopher Asset Management Co., Ltd.	February 9, 2012	PRC	100%
Wuhu Gopher Asset Management Co., Ltd.	October 10, 2012	PRC	100%
Gopher Nuobao (Shanghai) Asset Management Co., Ltd.	April 10, 2013	PRC	100%

In March 2016, Shanghai Noah Financial Service Co., Ltd. (“Noah Financial Services”) acquired 100% equity interest of Noah Upright (Shanghai) Fund Investment Consulting Co., Ltd. (“Noah Upright”) from Noah Investment at a premium. The premium was recorded as investment income of Noah Investment and eliminated in the Group’s consolidated financial statement. The transaction was recorded as equity transaction between entities under common control with no impact on the consolidated financial statements, other than the tax incurred on the premium recorded in income tax expense.

In the second quarter of 2017, the Company disposed 100% share of its subsidiary, Shanghai Noah Rongyao Insurance Broker Co., Ltd and subsequently acquired 40% beneficial right in the disposed entity in the fourth quarter (Note 6).